Loans (Tables)	12 Months Ended
Dec. 31, 2013
Loans [Abstract]
Allowance for loan loss by portfolio segment

		Real Estate
2013	Commercial	Residential	Non -residential	Construction	Consumer	Credit card	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$0	$320	$117	$0	$0	$0	$437
Collectively evaluated for impairment	456	1,565	883	464	164	73	3,605
Total	$456	$1,885	$1,000	$464	$164	$73	$4,042

Loans:
Loans individually evaluated for impairment	$676	$2,644	$3,575	$0	$0	$0	$6,895
Loans acquired with deteriorated credit quality	102	639	2,432	0	0	0	3,173
Loans collectively evaluated for impairment	43,356	172,801	205,845	11,608	27,515	3,555	464,680
Total	$44,134	$176,084	$211,852	$11,608	$27,515	$3,555	$474,748

2012
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$6	$283	$247	$0	$0	$0	$536
Collectively evaluated for impairment	615	1,665	1,120	184	127	78	3,789
Total	$621	$1,948	$1,367	$184	$127	$78	$4,325

Loans:
Loans individually evaluated for impairment	$909	$2,642	$3,606	$0	$0	$0	$7,157
Loans collectively evaluated for impairment	34,394	125,610	132,331	3,635	15,234	2,916	314,120
Total	$35,303	$128,252	$135,937	$3,635	$15,234	$2,916	$321,277

Schedule Of Impaired Loan Financing Receivables

	2013			2012
	Unpaid principal balance	Recorded investment	Allowance for loan losses allocated	Unpaid principal balance	Recorded investment	Allowance for loan losses allocated
With no related allowance recorded:
Commercial loans	$616	$616	$0	$771	$771	$0
Commercial overdraft LOC	60	60	0	61	61	0
Open-end home equity	140	140	0	177	177	0
1 – 4 family real estate
(1st mortgages)	972	949	0	1,110	1,103	0
1 – 4 family real estate
(Jr. mortgages)	8	8	0	14	14	0
Multifamily real estate	277	276	0	200	200	0
Non-farm/non-residential
real estate	1,460	1,299	0	788	638	0

With an allowance recorded:
Commercial loans	0	0	0	76	76	6
Open-end home equity	201	201	69	0	0	0
1 – 4 family real estate
(1st mortgages)	1,213	1,070	251	1,297	1,133	267
1 – 4 family real estate
(Jr. mortgages)	0	0	0	16	16	16
Non-farm/non-residential
real estate	2,276	2,276	117	2,968	2,968	247

Total	$7,223	$6,895	$437	$7,478	$7,157	$536

Schedule Of Additional Information On Temoprary Impaired Loans

	2013	2012	2011

Average investment in impaired loans	$7,139	$7,448	$9,425

Interest income recognized on impaired loans	$249	$306	$281

Interest income recognized on a cash basis on impaired loans	$33	$39	$33

Recorded investment in TDR loans by class

	2013		2012		2011
	Number	Amount	Number	Amount	Number	Amount

Commercial loans	0	$0	2	$771	1	$54
Open-end home equity	1	130	2	134	0	0
1 – 4 family real estate (1st mortgage)	3	228	6	579	3	184
1 – 4 family real estate (Jr. mortgage)	0	0	2	15	0	0
Non-farm/non-residential real estate	3	399	0	0	4	607
Construction real estate	0	0	2	149	0	0

Total recorded investments	7	$757	14	$1,648	8	$845

Recorded investment by class of loans which are not on nonaccrual and have collectively been evaluated for impairment
	Loans past due accruing interest
	30 – 89 days	90+ days	Total	Loans on non-accrual	Loans not past due or non-accrual	Total
2013

Agricultural loans	$0	$0	$0	$0	$4,348	$4,348
Commercial loans	104	0	104	188	36,993	37,285
Commercial overdraft LOC	0	0	0	0	1,033	1,033
Commercial non-profit/political
subdivisions	0	0	0	0	1,010	1,010
Open-end home equity	347	150	497	67	35,073	35,637
1 – 4 family real estate
(1st mortgages)	3,530	891	4,421	1,272	127,376	133,069
1 – 4 family real estate
(Jr. mortgages)	142	7	149	0	6,019	6,168
Multifamily real estate	0	0	0	276	32,776	33,052
Farm real estate	0	0	0	0	10,311	10,311
Non-farm/non-residential real estate	161	41	202	2,801	167,154	170,157
Construction real estate	0	0	0	0	11,608	11,608
Consumer loans – vehicle	270	12	282	0	13,255	13,537
Consumer overdraft LOC	6	1	7	0	299	306
Consumer loans:
Mobile home	24	0	24	0	1,935	1,959
Home Improvement	2	0	2	0	208	210
Other	137	21	158	0	11,345	11,503
MasterCard/VISA	69	37	106	0	3,449	3,555

Total	$4,792	$1,160	$5,952	$4,604	$464,192	$474,748

2012

Agricultural loans	$0	$0	$0	$0	$5,283	$5,283
Commercial loans	17	0	17	0	28,962	28,979
Commercial overdraft LOC	0	0	0	0	306	306
Commercial non-profit/political
subdivisions	0	0	0	0	733	733
Open-end home equity	234	154	388	26	25,528	25,942
1 – 4 family real estate
(1st mortgages)	1,885	770	2,655	1,595	89,838	94,088
1 – 4 family real estate
(Jr. mortgages)	141	38	179	16	7,828	8,023
Multifamily real estate	0	0	0	200	10,030	10,230
Farm real estate	0	0	0	0	9,554	9,554
Non-farm/non-residential real estate	389	0	389	916	115,049	116,354
Construction real estate	0	0	0	0	3,635	3,635
Consumer loans – vehicle	37	0	37	0	5,227	5,264
Consumer overdraft LOC	4	1	5	0	449	454
Consumer loans:
Mobile home	0	0	0	0	561	561
Home Improvement	0	0	0	0	220	220
Other	95	0	95	0	8,640	8,735
MasterCard/VISA	33	4	37	0	2,879	2,916

Total	$2,835	$967	$3,802	$2,753	$314,722	$321,277

Loans collectively evaluated for impairment and are considered not impaired

2013	Pass	Special mention	Sub-standard	Doubtful	Not Rated	Total

Agricultural loans	$4,348	$0	$0	$0	$0	$4,348
Commercial loans	36,379	160	28	0	0	36,567
Commercial overdraft LOC	0	0	0	0	973	973
Commercial non-profit/political subdivisions	1,010	0	0	0	0	1,010
Open-end home equity	34,561	400	278	0	0	35,239
1 – 4 family real estate (1st mortgages)	125,821	2,220	2,427	0	0	130,468
1 – 4 family real estate (Junior mortgages)	5,936	138	86	0	0	6,160
Multifamily real estate	30,457	0	2,319	0	0	32,776
Farm real estate	10,191	120	0	0	0	10,311
Non-farm/non-residential real estate	150,434	10,910	2,806	0	0	164,150
Construction real estate	11,608	0	0	0	0	11,608
Consumer loans – vehicle	13,425	65	47	0	0	13,537
Consumer overdraft LOC	0	0	0	0	306	306
Consumer loans:
Mobile home	1,951	0	8	0	0	1,959
Home Improvement	210	0	0	0	0	210
Other	11,224	248	31	0	0	11,503
MasterCard/VISA	0	0	0	0	3,555	3,555

Total	$437,555	$14,261	$8,030	$0	$4,834	$464,680

2012

Agricultural loans	$5,283	$0	$0	$0	$0	$5,283
Commercial loans	25,213	2,778	142	0	0	28,133
Commercial overdraft LOC				0	245	245
Commercial non-profit/political subdivisions	733	0	0	0	0	733
Open-end home equity	25,142	351	272	0	0	25,765
1 – 4 family real estate (1st mortgages)	88,183	1,635	2,034	0	0	91,852
1 – 4 family real estate (Junior mortgages)	7,662	54	277	0	0	7,993
Multifamily real estate	7,599	0	2,431	0	0	10,030
Farm real estate	9,509	45	0	0	0	9,554
Non-farm/non-residential real estate	96,184	14,344	2,219	0	0	112,747
Construction real estate	3,007	628	0	0	0	3,635
Consumer loans – vehicle	5,249	10	5	0	0	5,264
Consumer overdraft LOC	0	0	0	0	454	454
Consumer loans:
Mobile home	561	0	0	0	0	561
Home Improvement	220	0	0	0	0	220
Other	8,722	8	5	0	0	8,735
MasterCard/VISA	0	0	0	0	2,916	2,916

Total	$283,267	$19,853	$7,385	$0	$3,615	$314,120

Summary Of Related Party Loans

	Balance at beginning	Additions	Repayments	Balance at end

2013	$739	$867	$208	$1,398

2012	$860	$229	$350	$739

2011	$756	$398	$294	$860